Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
18.	Related Party Transactions

In 2019, property management fees of $527 was paid to Kaisa Property Management (Shenzhen) Co., Ltd. Kaisa Property Management (Shenzhen) Co., Ltd is a controlled subsidiary of our principal shareholder. In 2017 and 2018, no related party transactions occurred.